Condensed Financial Statements of Kentucky First Federal Bancorp (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Financial Statements of Kentucky First Federal Bancorp (Textual)
Unrealized holding gains (losses) on securities designated as available for sale	$ 1	$ (1)
Parent Company [Member]
Condensed Financial Statements of Kentucky First Federal Bancorp (Textual)
Unrealized holding gains (losses) on securities designated as available for sale	$ 1	$ (1)